Nature of Operations and Business Activities (Detail Textuals) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Mar. 31, 2019	Oct. 05, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Nature Of Operations And Business Activities [Line Items]
Accumulated deficit	$ (32,094,209)	$ (33,225,107)					$ (14,030,871)
Stockholders' deficit	(11,641,442)	(15,562,252)	$ (27,864,191)		$ (8,245,279)	$ (5,753,979)	(3,569,506)	$ (2,914,235)
Working capital deficit	(8,025,743)	13,985,284
Cash and cash equivalents	2,807,826	1,853,373					$ 259,955
Aggregate gross proceeds		900,000
Emerald Financing Warrant Liability
Nature Of Operations And Business Activities [Line Items]
Proceeds from Emerald Financing	$ 4,000,000	3,250,000
Aggregate gross proceeds		$ 400,000
Emerald Financing Warrant Liability | Multi-Draw Credit Agreement
Nature Of Operations And Business Activities [Line Items]
Maximum borrowing capacity				$ 20,000,000
Principal amounts of borrowing capacity				$ 250,000